MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED (Tables)	12 Months Ended
Dec. 31, 2015
Mergers Acquisitions Disposals Disclosure Tables [Abstract]
MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED (Tables)

MIG REAL ESTATE REIC	August 12, 2014
(EUR in millions)
ASSETS
Due from banks	3
Premises	52
Other assets	2
Total assets	57

LIABILITIES
Other borrowed funds	12
Other liabilities	2
Total liabilities	14
Net assets	43
Proportionate share of non controlling interests	7

Source: Unaudited Financial Information

Picasso	March 20, 2014
(EUR in millions)
ASSETS
Due from banks	1
Premises	76
Other assets	2
Total assets	79

LIABILITIES
Due to banks	38
Other liabilities	2
Total liabilities	40
Net assets	39

Source: Unaudited Financial Information

July 26, 2013
Probank	(EUR in millions)
Group
ASSETS
Cash and balance with central bank	60
Due from banks	22
Loans and advances to customers	2,152
Investment securities	240
Property and equipment	30
Other assets	148
Cash received from HFSF (funding gap)	563
Total assets	3,215

LIABILITIES
Due to banks	18
Due to customers	2,983
Other liabilities	26
Non-controlling interest	3
Total liabilities & non-controlling interest	3,030
Negative goodwill	185

FBB	May 10, 2013
(EUR in millions)
ASSETS
Due from banks (Central Bank included)	46
Loans and advances to customers	779
Investment securities	58
Property and equipment	8
Other assets	49
Fair value of EFSF bonds received from HFSF (funding gap)	462
Total assets	1,402

LIABILITIES
Due to banks (Central Bank included)	309
Due to customers	1,066
Other liabilities	4
Total liabilities	1,379
Negative goodwill	23

KARELA S.A.	February 15, 2013
(EUR in millions)
ASSETS
Due from banks	3
Premises	122
Other assets	1
Total assets	126

LIABILITIES
Other borrowed funds and Long-term debt	55
Derivative financial instruments	4
Other liabilities	10
Total liabilities	69
Net assets	57

Source: Unaudited Financial Information

	2013	2014	2015

	(EUR in milions)
Net income / (loss) attributable to NBG shareholders	37	(2,477)	(8,464)
Transfers (to) / from the non-controlling interest
Decrease in NBG’s paid-in-capital for purchase of 5.00% of Finansbank	-	(46)	-
Increase / (decrease) in NBG’s paid-in-capital due to minor changes in participations in other subsidiaries	-	-	4
Net transfers to / from non-controlling interest	-	(46)	4
Change from net income attributable to NBG shareholders and transfers (to) / from non-controlling interest	37	(2,523)	(8,460)